Investment Objectives and Goals	Jun. 01, 2026
Corgi SK hynix 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Corgi SK hynix 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi SK hynix 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of SK hynix Inc. (KRX: 000660) ("SK hynix" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with SK hynix Inc., the Underlying
Security
, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi Samsung 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Corgi Samsung 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi Samsung 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Samsung Elec tro
nics Co., Ltd. (KRX: 005930) ("Samsung" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Samsung Electronics Co., Ltd., the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi Kioxia 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – Corgi Kioxia 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi Kioxia 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Kioxia Holdings Corporation (TYO: 285A) ("Kioxia" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund
, t
he Trust, and the Adviser are not affiliated with Kioxia Holdings Corporation, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi Besi 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Besi 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi Besi 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of BE Semicondu ct
or Industries N.V. (Euronext Amsterdam: BESI) ("Besi" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BE Semiconductor Industries N.V., the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi TEL 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi TEL 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi TEL 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the
p
ublicly-traded common stock of Tokyo Electron Limited (TYO: 8035) ("TEL" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Tokyo Electron Limited, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi Advantest 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Advantest 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi Advantest 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Advantest Corporation (TYO: 6857) ("Advantest" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The F
u
nd, the Trust, and the Adviser are not affiliated with Advantest Corporation, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi ASM 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi ASM 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi ASM 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of ASM International N.V. (Euronext Amsterdam: ASM) ("ASM" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the T
r
ust, and the Adviser are not affiliated with ASM International N.V., the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi MediaTek 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi MediaTek 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi MediaTek 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of
MediaTek Inc.
(TWSE: 2454) ("MediaTek" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the A dv
iser are not affiliated with
MediaTek Inc.
, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi Delta Electronics 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Delta Electronics 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi Delta Electronics 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded com mo
n stock of Delta Electronics,
Inc.
(TWSE: 2308) ("Delta Electronics" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with
Delta Electronics, Inc.
, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi Hyundai 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Hyundai 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi Hyundai 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common stock of Hyundai Motor Company (KRX: 005380) ("Hyundai" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Hyundai Motor Company, the Underlying Security, or any of their respective affiliates
.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi DISCO 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi DISCO 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi DISCO 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-tr ade
d common stock of DISCO Corporation (TYO: 6146) ("DISCO" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with
DISCO Corporation
, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Corgi Lasertec 2x Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Corgi Lasertec 2x Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The
Corgi Lasertec 2x Daily ETF
(the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the publicly-traded common st oc
k of Lasertec Corporation (TYO: 6920) ("Lasertec" or the "Underlying Security").
The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with
Lasertec Corporation
, the Underlying Security, or any of their respective affiliates.
Important information about the Fund.
On a day when the Underlying Security rises, the Fund is designed to gain roughly twice as much as the Underlying Security. On a day when the Underlying Security falls, the Fund is designed to lose roughly twice as much as the Underlying Security. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying Security return for the same period. The degree of difference will depend on factors that include:
-the magnitude of day-to-day Underlying Security moves,

-the volatility and path of Underlying Security returns, and

-how long shares are held.
In general, higher volatility and frequent directional reversals in the Underlying Security tend to reduce the Fund's return relative to 2x of the Underlying Security over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.